Shareholder Report, Holdings (Details) - Fidelity Systematic Municipal Bond Index ETF	Dec. 31, 2025
TS0Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
TS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.80%
TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
TS4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
RS0Member
Holdings [Line Items]
Percent of Net Asset Value	36.30%
RS1Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
RS2Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
RS3Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
RS7Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	57.00%
QDAMember
Holdings [Line Items]
Percent of Net Asset Value	30.10%
QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%